ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue	$ 466,577	$ 517,177	$ 246,242
Business Consultation Services [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue	243,569			$ 448,525	$ 160,000	$ 80,000
Cryptocurrency Mining Servers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue	285,928
Cryptocurrency Mining Cables [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue	513,405
Other Electronic Devices [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue	$ 208,008